Provisions	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Provisions

26. Provisions

	As at March 31,
	2018 Non-Current	2018 Current	2018 Total	2019 Non-Current	2019 Current	2019 Total	2019 Non-Current	2019 Current	2019 Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Provision for employee benefits	538	443	981	104	1,998	2,102	1	28	29
Provision for restoration, rehabilitation and environmental costs	21,491	483	21,974	24,409	123	24,532	353	2	355
Other provisions	—	509	509	—	521	521	—	8	8

Total	22,029	1,435	23,464	24,513	2,642	27,155	354	38	392

	Restoration, rehabilitation and environmental (a)	Other (b)
	(₹ in million)	(₹ in million)
As at April 01, 2017	19,274	496
Additions	1,738	13
Utilised	(405)	—
Unused amounts reversed	(418)	—
Unwinding of discount	837	—
Revision in estimates	84	—
Acquisition through business combinations	236	—
Exchange differences	628	—

As at March 31, 2018	21,974	509

	Restoration, rehabilitation and environmental (a)	Others (b)	Restoration, rehabilitation and environmental	Others
	(₹ in million)	(₹ in million)	US dollars in million)	(US dollars in million)
As at April 01, 2018	21,974	509	318	8
Additions	181	12	3	0
Utilised	(129)	—	(2)	—
Unused amounts reversed	(84)	—	(1)	—
Unwinding of discount	936	—	13	—
Revision in estimates	1,385	—	20	—
Exchange differences	269	—	4	—

As at March 31, 2019	24,532	521	355	8

(a) Restoration, rehabilitation and environmental

The provisions for restoration, rehabilitation and environmental liabilities represent the management’s best estimate of the costs which will be incurred in the future to meet the Group’s obligations under existing Indian, Australian, Namibian, South African and Irish law and the terms of the Group’s exploration and other licences and contractual arrangements.

Within India, the principal restoration and rehabilitation provisions are recorded within Oil & Gas division where a legal obligation exists relating to the oil and gas fields, where costs are expected to be incurred in restoring the site of production facilities at the end of the producing life of an oil field. The Group recognises the full cost of site restoration as a liability when the obligation to rectify environmental damage arises.

These amounts are calculated by considering discount rates within the range of 2% to 10%, and become payable on closure of mines and are expected to be incurred over a period of one to thirty years. The lower range of discount rate is at Cairn India & Zinc International operations in Ireland and higher range is at Zinc International operations in African Countries.

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production from a producing field.

(b) Other

Other provisions include provision for disputed cases and claims.